Note 21 -SEGMENT FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from continuing operations	$ 462,265	$ 471,946	$ 446,594
Revenue from discontinued operations		30,210	22,736
Thailand
Revenue from continuing operations	167,762	176,011	165,191
Singapore
Revenue from continuing operations	93,285	86,474	70,154
Australia
Revenue from continuing operations	64,402	61,457	46,288
ThePeoplesRepublicOfChinaMember
Revenue from continuing operations	120,763	138,970	146,529
Vietnam
Revenue from continuing operations	6,366	5,106	9,752
Southeast Asia
Revenue from continuing operations	7,376	3,928	8,680
Northeast Asia
Revenue from continuing operations	$ 2,311